Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Summary of stock options using the black-scholes model
Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value Per share
10	126%-228%	0%	0.73%-1.65%	$1.22-$5.15

Summary of option activity
Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value (1)
Outstanding as of January 1, 2017	1,237,867	$2.17
Forfeited	(221,000)	-
Outstanding as of December 31, 2017	1,016,867	$2.26
Forfeited	(84,000)
Exercised	(51,000)
Outstanding as of December 31, 2018	881,867	$2.34	$-

(1)	The intrinsic value of the stock options at December 31, 2018 is the amount by which the market value of the Company's common stock of $1.13 as of December 31, 2018 exceeds the exercise price of the options.

Summary of options outstanding and exercisable
Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life (years)	Average exercise price	Number	Average remaining contractual life (years)

$1.45	107,000	3.00	$1.45	107,000	3.00

$2.30	94,000	4.77	$2.30	94,000	4.77

$5.31	131,000	5.64	$5.31	104,800	5.64

$1.64	159,000	6.60	$1.64	159,000	6.60

$1.88	390,867	7.22	$1.88	390,867	7.22

	881,867			855,667